Pension and Postretirement Expense Level 4 (Details) - Amounts Recognized (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	$ 109	$ 139
Other Liabilities, Current	(129)	(132)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(309)	(223)
Accumulated Other Comprehensive Income (Loss), Net of Tax	77	(17)
Pension plans with projected benefit obligation [Abstract]
Net Accumulated Unrecognized Losses for U.S. Pension Plans	7
Unrecognized Actuarial Losses for U.S. Plans	12
Prior Service Cost from Plan Amendments for U.S. Plans	2
Amortization of Actuarial Losses for U.S. Plans	(7)
Net Accumulated Unrecognized Losses for Non-U.S. Pension Plans	95
Unrecognized Actuarial Losses for Non-U.S. Plans	96
Amortization of Actuarial Losses for Non-U.S. Plans	1
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	0
Other Liabilities, Current	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(84)	(86)
Accumulated Other Comprehensive Income (Loss), Net of Tax	164	157
Defined Benefit Plan, Amounts Recognized in Balance Sheet	80	71
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss	167	157
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	2	0
Deferred income taxes	(5)	0
Net Amounts Recognized in Accumulated Other Comprehensive Income	164	157
Defined Benefit Plan, Accumulated Benefit Obligation	309	286
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	307	284
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	309	284
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans	309	284
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans	225	200
Pension plans with projected benefit obligation [Abstract]
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations	309	286
Aggregate Fair Value of Plan Assets for Pension Plans with Projected Benefit Obligations	225	200
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	35
Other Liabilities, Current	(3)	(4)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(203)	(118)
Accumulated Other Comprehensive Income (Loss), Net of Tax	103	8
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(103)	(79)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss	119	1
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	4	5
Deferred income taxes	(20)	2
Net Amounts Recognized in Accumulated Other Comprehensive Income	103	8
Defined Benefit Plan, Accumulated Benefit Obligation	459	300
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	304	190
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans	485	128
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans	459	122
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans	278	8
Pension plans with projected benefit obligation [Abstract]
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations	485	135
Aggregate Fair Value of Plan Assets for Pension Plans with Projected Benefit Obligations	278	14
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	0
Other Liabilities, Current	(1)	(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(14)	(13)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(9)	(13)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(24)	(27)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss	(4)	(4)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(2)	(9)
Deferred income taxes	(3)	0
Net Amounts Recognized in Accumulated Other Comprehensive Income	(9)	(13)
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	0	0
Other Liabilities, Current	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(8)	(6)
Accumulated Other Comprehensive Income (Loss), Net of Tax	1	(1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(7)	(7)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss	1	(1)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	0	0
Deferred income taxes	0	0
Net Amounts Recognized in Accumulated Other Comprehensive Income	$ 1	$ (1)